Capital Stock, Treasury Stock and Additional Paid-in Capital - Additional Information (Detail) - USD ($)	4 Months Ended	12 Months Ended
	Apr. 26, 2024	Dec. 31, 2023	Oct. 31, 2023	May 31, 2023
Class of Stock [Line Items]
Stock repurchased during period, share		3,875,855
Stock Repurchased During Period, Value		$ 19,080,456
Stock repurchase program authorised amount				$ 15,000,000
Stock repurchase program authorised additional amount			$ 10,000,000
Stock repurchase program authorised additional aggregate amount			$ 25,000,000
Subsequent Event [Member]
Class of Stock [Line Items]
Stock repurchased during period, share	51,200